SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

Redeemable convertible preferred stock consisted of the following at December 31, 2021 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,689,193	$7,505	$7,113	1,689,193
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,730,874	5,188	7,460	1,730,874
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	44,307	1,977,114
Series Growth	2,538,274	2,538,274	31,500	56,959	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	53,201	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	136,919	5,818,895
Total	19,957,625	18,736,936	$258,370	$311,594	18,736,936

Redeemable convertible preferred stock consisted of the following at December 31, 2020 (in thousands, except for share data):

	Preferred				Common Stock
	Stock	Issued and	Liquidation	Carrying	Issuable Upon
	Authorized	Outstanding	Preference	Value	Conversion
Series A-1	1,711,755	1,636,971	$7,273	$6,176	1,636,971
Series A-2	1,161,254	1,161,254	3,030	3,033	1,161,254
Series A-3	1,730,874	1,492,685	4,474	4,463	1,492,685
Series A-4	2,159,022	1,450,529	5,473	2,602	1,450,529
Series A-5	1,977,114	1,977,114	24,536	24,991	1,977,114
Series Growth	2,538,274	2,538,274	31,500	32,763	2,538,274
Series 2 Growth	2,370,803	2,370,803	30,370	30,684	2,370,803
Series 3 Growth	6,308,529	5,818,895	150,768	108,813	5,818,895
Total	19,957,625	18,446,525	$257,424	$213,525	18,446,525

Schedule of Earnings Per Share, Basic and Diluted

Basic and diluted loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended March 31,
	2022	2021
Numerator:
Net loss	$(5,703)	$(18,586)
Accretion of redeemable convertible preferred stock to redemption value	(37,934)	(33,761)
Accretion of noncontrolling interest put option to redemption value	(88)	(94)
Net loss attributable to common stockholders	$(43,725)	$(52,441)
Denominator:
Weighted average common shares outstanding, basic and diluted	62,743,154	5,589,290
Net loss per share, basic and diluted	$(0.70)	$(9.38)

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

At December 31, 2021 and 2020, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Remeasurement of carrying value to redemption value	26,667,374

Common stock subject to possible redemption, 12/31/20	276,033,447
Remeasurement of carrying value to redemption value	(33,447)
Common stock subject to possible redemption, 12/31/21	$276,000,000

Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,		For the Period from February 14, 2020
	2021		(Inception) Through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)